SCHEDULE OF KEY INPUTS WARRANT LIABILITY (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 04, 2025
Business Combination [Line Items]
Initial valuation of warrant liability
Change in fair value of warrant liability	$ (593,710)		(593,710)
Initial valuation of warrant liability	288,635		288,635
Fair Value, Inputs, Level 3 [Member]
Business Combination [Line Items]
Initial valuation of warrant liability
Initial fair valuation of warrant liability			882,345
Change in fair value of warrant liability			(593,710)
Initial valuation of warrant liability	$ 288,635		$ 288,635
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Exercise price	1.84		1.84		2.00
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Exercise price	0.8625		0.8625		0.9227
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Exercise price	0.0347		0.0347		0.0358
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Exercise price	950.25		950.25		1,177.54
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Exercise price	0.0000		0.0000		0.0000
Measurement Input, Exercise Price [Member]
Business Combination [Line Items]
Exercise price	10,000.00		10,000.00		10,000.00